Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Liability on written put options to non-controlling interests (Refer to Note 19)		₨ 3,071		₨ 4,945
Contingent consideration (Refer to Note 19)		1,178		1,307
Liabilities towards customer contracts		719		1,026
Long-term incentive payable		376		387
Deferred consideration for Business combination		34		61
Rent deposit		12		26
Other liabilities	[1]	1,353		41
Other non-current financial liabilities		6,743	$ 72	7,793
Current
Liability on written put options to non-controlling interests (Refer to Note 18)		2,628		0
Liabilities towards customer contracts		721		342
Capital creditors		689		1,255
Advance from customers		329		167
Rent deposit		477		475
Contingent consideration (Refer to Note 19)		456		557
Interest accrued on loans and borrowings		541		489
Deferred consideration for Business combination		118		295
Unclaimed dividend		177		64
Other liabilities	[2]	5,221		234
Other current financial liabilities		11,357	$ 120	3,878
Other financial liabilities		₨ 18,100		₨ 11,671

[1]	Includes payable to selling shareholders
[2]	Includes liability on non-designated hedges